Earnings per Share - Awards Excluded from Diluted Calculation (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive securities and other information
Stock-based awards excluded from calculation of diluted earnings per share (in shares)	341,054	2,035,332	2,536,960
Dilutive effect of stock-based awards	3,524,302	425,255
Performance-based stock options
Anti-dilutive securities and other information
Share-based awards excluded because vesting conditions not satisfied		2,794,910	2,487,275